Schedule of measurement of fair values and inputs at grant date (Details) - Common Class A [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value at grant date (weighted average)	$ 0.0002
Expected volatility (weighted average)	1.74%
Expected terms (days) (weighted average)	4 days
Expected dividend (weighted average)	0.00%
Risk-free interest rate (weighted average)	5.51%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value at grant date (weighted average)	$ 0.81
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value at grant date (weighted average)	$ 1.18